Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total		Share capital [member]	Share premium [member]	Other reserves [member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2016	€ 90,885		€ 32,571	€ 158,010	€ 24,330	€ (124,026)
Capital increase resulting from Celdara and Dartmouth College agreements amendment	10,620		1,141	9,479
Exercise of warrants	625		625
Share-based payments	2,569			2,808	(239)
Total transactions with owners, recognized directly in equity	13,814		1,766	12,287	(239)
Loss for the period	(56,395)	[1]				(56,395)
Currency translation differences	(769)				(769)
Total comprehensive loss for the period	(57,164)				(769)	(56,395)
Ending balance at Dec. 31, 2017	47,535		34,337	170,297	23,322	(180,421)
Capital increase in cash	46,140		7,204	38,937
Transaction costs associated with capital increases	(3,141)			(3,141)
Exercise of warrants	12		12
Share-based payments	3,595			56	3,539
Total transactions with owners, recognized directly in equity	46,606		7,215	35,851	3,539
Loss for the period	(37,427)	[1]				(37,427)
Currency translation differences	(1,194)				(1,194)
Remeasurements of defined benefit obligation	70					70
Total comprehensive loss for the period	(38,551)				(1,194)	(37,357)
Ending balance at Dec. 31, 2018	55,589		41,553	206,149	25,667	(217,778)
Capital increase in cash	18,169		6,960	11,209
Transaction costs associated with capital increases	(1,721)			(1,721)
Share-based payments	2,775				2,775
Total transactions with owners, recognized directly in equity	19,223		6,960	9,488	2,775
Loss for the period	(28,632)	[1]				(28,632)
Currency translation differences	(261)				(261)
Reduction of share premium by absorption of losses				172,287		172,287
Remeasurements of defined benefit obligation	(301)					(301)
Total comprehensive loss for the period	(29,194)			(172,287)	(261)	143,354
Ending balance at Dec. 31, 2019	€ 45,619		€ 48,513	€ 43,349	€ 28,181	€ (74,424)

[1]	For 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.